Trade Accounts Receivable - Tabular Disclosure of Trade And Other Receivables (Detail) - PEN (S/) S/ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Trade accounts receivable	S/ 1,120,504	S/ 1,041,330
Trade accounts receivable from related parties	3,505	3,191
Trade and other receivables	1,124,009	1,044,521
Less: Loss for impairment of trade receivables	(105,770)	(82,064)
Trade and other receivables net	1,018,239	962,457
Current	1,017,689	961,886
Non-current	S/ 550	S/ 571